                                                              File No. 333-59757
                                                                     Rule 497(d)

                       Supplement dated August 18, 1998
                    to the Prospectuses Dated July 31, 1998

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                         Nuveen Unit Trusts, Series 17
                 Nuveen--The Dow 5/SM/ Portfolio, August 1998
       Nuveen--The Dow 10/SM/ Portfolio, August 1998 (the "Portfolios")

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     Notwithstanding anything to the contrary contained in the Prospectuses for the Portfolios dated July 31, 1998, effective August 18, 1998, the Sponsor of the Portfolios plans to allow a concession of 2.25% for non-breakpoint purchases of Units to dealer firms in connection with the distribution of Units of a Portfolio sold in a given transaction. However, the Sponsor plans to allow dealer firms, in connection with Units sold in transactions to investors that receive reduced sales charges based on the number of Units sold or in connection with Units sold to Rollover Unitholders or Wrap Accounts, the following concessions:


                                          % Concession
             Number of Units*              per Unit
             ----------------             ------------
             5,000 to 9,999...........      2.00%
             10,000 to 24,999.........      1.75
             25,000 to 49,999.........      1.50
             50,000 to 99,999.........      1.25
             100,000 or more..........      0.50

             Rollover.................      1.30
             Wrap Accounts............      0.00

     In addition, notwithstanding anything to the contrary contained on p. 19 of Part B of the Prospectuses regarding primary market volume incentives, at the discretion of the Sponsor, volume incentives can be earned as a marketing allowance by dealer firms who reach cumulative firm sales or sale arrangement levels of a specified number of units of any series of the Nuveen--The Dow 5/SM/ Portfolios and Nuveen--The Dow 10/SM/ Portfolios sold in the primary market from August 18, 1998 through December 31, 1999 (the "Incentive Period"), as set forth in the table below. For firms that meet the necessary volume level, volume incentives may be given on all trades involving the applicable trusts originated from or by that firm during such trusts' primary offering period.


Total dollar amount sold over Incentive Period          Volume incentive
----------------------------------------------          ----------------
$10,000,000 to $49,999,999....................          0.10% on sales up to $49,999,999
$50,000,000 to $99,999,999....................          0.15% on sales between $50,000,000 and
                                                        $99,999,999
$100,000,000 to $199,999,999..................          0.20% on sales between $100,000,000
                                                        and $199,999,999
$200,000,000 or more..........................          0.25% on sales over $200,000,000


     *Breakpoint sales charges are computed both on a dollar basis and on the basis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to the purchaser and may result in a reduction in the concession per Unit.